Accrued Expenses - Schedule of Accrued Expenses (Parenthetical) (Details)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Maximum percentage of current liabilities accrued (in hundredths)	5.00%	5.00%	5.00%